Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2020
Classes of employee benefits expense [abstract]
Summary of Personnel Expenses

	2020	2019	2018
	(in € millions, except employee data)
Wages and salaries	694	541	409
Social costs	265	111	90
Contributions to retirement plans	32	26	20
Share-based compensation	176	122	88
Other employee benefits	97	88	60
	1,264	888	667
Average full-time employees	5,584	4,405	3,651